Summary of Significant Accounting Policies (Summary of Temporary Differences and Carry Forwards Which Give Rise to Deferred Tax Assets and Liabilities) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities
Property and equipment	$ (4,905)	$ (4,852)	$ (3,533)
Other	(873)	(551)	(287)
Gross Deferred Tax Liabilities	(5,778)	(5,403)	(3,820)
Deferred tax assets
Net operating loss carryforwards	5,861	6,694	3,410
Deferred revenue and setup charges	583	467	372
Derivative liability			81
Other	699	113	101
Gross deferred tax assets	7,143	7,274	3,964
Net deferred tax assets	1,365	1,871	144
Valuation allowance	(1,365)	(1,871)	(144)
Net deferred